Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 29, 2016	Apr. 30, 2015	Aug. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Interest expense incurred				$ 519	$ 724	$ 662
Interest income earned				1,051	1,157	$ 1,244
Interest income receivable from related parities				3,645	2,515
Changyou [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Loans payable to related parities				32,700	29,800
Loans receivable from related parities				31,600	29,800
Interest expense incurred				500	700
Interest income earned				$ 1,100	1,200
Interest expense payable to related parities					1,400
Interest income receivable from related parities					$ 2,200
Sohu [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Investment amount in period	$ 10,500	$ 16,100	$ 4,800